Property and Equipment, Net - Summary of Depreciation Expense Related to Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation	$ 5,378	$ 9,436	$ 34,460	$ 56,593
Cost of revenue [Member]
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation	2,058	4,932	17,994	27,137
Selling and Marketing [Member]
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation				381
Enterprise technology and development [Member]
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation	3,320	4,503	16,463	28,833
General and administrative [Member]
Schedule of depreciation expense related to property and equipment [Line Items]
Depreciation	$ 0	$ 1	$ 3	$ 242